Business and Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 Bed Hospital State	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Patient accounts receivable, net of allowance for doubtful accounts	$ 1,834,167,000	$ 1,714,542,000
Business and Summary of Significant Accounting Policies (Textual) [Abstract]
Number of hospitals owned and leased by the Company	131
Number of stand alone rehabilitation or Psychiatric hospitals	4
Number of beds for which license is obtained	19,695
Number of states in which hospitals are owned or leased	29
Corporate office costs included in general and administrative expenses	183,400,000	155,400,000	157,900,000
Accumulated other comprehensive income (loss) including unrealized gain	(960,000)	3,716,000	412,000
Construction in Progress, Gross	397,200,000	221,200,000
Interest Capitalized Related to Construction in Progress	21,400,000	11,900,000	16,700,000
Purchases of property and equipment accrued in accounts payable	94,200,000	59,500,000
Annual testing date for goodwill to be evaluated for impairments	September 30th
Term of physician recruitment contract	3 years
Percentage of net operating revenues related to services rendered to patients covered by the Medicare and Medicaid programs	36.50%	38.10%	37.20%
Percentage of revenues from Medicare outlier payments included in received from Medicare	0.42%	0.43%	0.43%
Amounts due to third party payors	66,000,000	80,500,000
Amounts due from third party payors	86,500,000	118,700,000
Charity Care, Methodology	The estimated cost of these charity care services was determined using a ratio of cost to gross charges and applying that ratio to the gross charges associated with providing care to charity patients for the period.
Provision for contractual allowance included in net operating revenue	42,400,000,000	35,800,000,000	30,800,000,000
Value of administrative and other discounts provided to self-pay patients	852,400,000	689,400,000	531,900,000
Value of charity care services at the Company's standard charges	651,100,000	512,400,000	451,000,000
Estimated cost incurred to provide charity care services	125,700,000	105,500,000	104,000,000
Percentage reserved for all non-self-pay payors accounts aging over 365 days from the date of discharge	100.00%
Physicians recruitment agreement period	1 year
Period for physicians committed to practice in community	3 years
Unamortized portion of physicians income guarantee	33,000,000	37,200,000
Percentage of quantitative threshold under condition one to disclose financial information for operating segment	10.00%
Percentage of consolidated net revenue for disclosing individual reportable segments	75.00%
Increase in Other Current Assets	5,300,000
Increase in Other Assets	36,900,000
Increase in Long Term Liabilities	42,200,000
Effect on income statement with adoption of ASU	0
Medicare [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net of contractual allowances, from Medicare	250,800,000	270,800,000
Accounts receivable, net of contractual allowances, from Medicare as a percentage of consolidated net accounts receivable, before allowance for doubtful accounts	6.70%	8.10%
Routine Software [Member]
Finite-Lived Intangible Assets [Line Items]
Expected useful life (in years)	3
Major Software [Member]
Finite-Lived Intangible Assets [Line Items]
Expected useful life (in years)	8
Land and Improvements [Member]
Property Plant and Equipment [Line Items]
Estimated useful lives (in years), minimum	2
Estimated useful lives (in years), maximum	15
Weighted-average useful life (in years)	14
Building and Improvements [Member]
Property Plant and Equipment [Line Items]
Estimated useful lives (in years), minimum	5
Estimated useful lives (in years), maximum	40
Weighted-average useful life (in years)	24
Equipment and Fixtures [Member]
Property Plant and Equipment [Line Items]
Estimated useful lives (in years), minimum	4
Estimated useful lives (in years), maximum	18
Weighted-average useful life (in years)	8
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation costs included in general and administrative expenses	$ 42,500,000	$ 38,800,000	$ 44,500,000
Indiana [Member] | Geographic Concentration Risk [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Operating revenues, net of contractual allowances and discounts (but before the provision for bad debts) as a percentage of consolidated operating revenues	10.30%	10.60%	11.20%
Texas [Member] | Geographic Concentration Risk [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Operating revenues, net of contractual allowances and discounts (but before the provision for bad debts) as a percentage of consolidated operating revenues	13.10%	13.00%	13.20%
Pennsylvania [Member] | Geographic Concentration Risk [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Operating revenues, net of contractual allowances and discounts (but before the provision for bad debts) as a percentage of consolidated operating revenues	11.50%	10.30%	10.20%